Subsequent Events - Narrative (Details) - Subsequent Event $ in Millions	Jun. 07, 2017 shares	Apr. 14, 2017 EUR (€)	Mar. 31, 2017 USD ($)
Subsequent Event [Line Items]
Valuation of German Group Companies | €		€ 90,000,000
AGER Offering, Percent of Voting Power on Closing		10.00%
Maximum | AGER Offering
Subsequent Event [Line Items]
Investment commitment | €		€ 285,000,000
Minimum | AGER Offering
Subsequent Event [Line Items]
Investment commitment | €		€ 260,000,000
Portfolio Management Agreement | Related Party | Athene Asset Management
Subsequent Event [Line Items]
Management fee payable, percentage			0.40%
Amended Management Fee, Percentage, Assets up to $65,846 million			0.40%
Amended Management Fee, Percentage, Assets in Excess of $65,846 million			0.30%
Amended Management Fee, Threshold			$ 65,846
Sub-advisory fees associated with investment funds management | Related Party | Apollo affiliates
Subsequent Event [Line Items]
Amended Sub-Advisory Fee, Percentage, Assets up to $10,000 million			0.40%
Amended Sub-Advisory Fee, Percentage, Assets in excess of $10,000 million up to $12,441 million			0.35%
Amended Sub-Advisory Fee, Percentage, Assets in excess of $12,441 million up to $16,000 million			0.40%
Amended Sub-Advisory Fee, Percentage, Assets in excess of $16,000 million			0.35%
Amended Sub-Advisory Fee, Threshold One			$ 10,000
Amended Sub-Advisory Fee, Threshold Two			12,441
Amended Sub-Advisory Fee, Threshold Three			$ 16,000
Common Class A | 2017 Employee Stock Purchase Plan
Subsequent Event [Line Items]
Shares authorized for issuance | shares	3,800,000
Share purchase price, Employee Stock Purchase Plan	85.00%